FORWARD PURCHASE AGREEMENT (Details Narrative) - $ / shares		9 Months Ended	12 Months Ended
	Sep. 01, 2023	Sep. 30, 2024	Dec. 31, 2023
FORWARD PURCHASE AGREEMENT
Commitment Shares issued		100,000
Redemption Price		$ 10.69	$ 10.69
Commitment Shares issued	40,000	359,725	100,000